STOCK OPTIONS (Schedule of Stock Option Activity) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
STOCK OPTIONS [Abstract]
Shares, beginning balance outstanding	907,500	632,500	515,000
Shares, Granted		275,000	135,000
Shares, Exercised			(5,000)
Shares, Cancelled	(15,000)		(12,500)
Shares, ending balance outstanding	892,500	907,500	632,500
Shares, Balance exercisable	717,501	679,376
Weighted Average Exercise Price, beginning balance outstanding	$ 3.30	$ 3.30	$ 2.60
Weighted Average Exercise Price, Cancelled	3.40
Weighted Average Exercise Price, ending balance outstanding	2.86	3.30	$ 3.30
Weighted Average Exercise Price, Balance exercisable	$ 2.99	$ 3.20